Summary of Significant Accounting Policies - Carrying Amount of Goodwill and Other Non-Amortizable Intangibles (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Goodwill And Intangible Assets [Line Items]
Goodwill, Beginning balance	$ 38.9	$ 39.0
Goodwill, Intangibles purchased
Goodwill, Intangibles disposed
Goodwill, Foreign currency translation effects	1.4	(0.1)
Goodwill, Ending balance	459.9	38.9
Other non-amortizable intangibles, Beginning balance	17.4	16.5
Other non-amortizable intangibles, Intangibles purchased		1.1
Other non-amortizable intangibles, Intangibles disposed
Other non-amortizable intangibles, Foreign currency translation effects	0.6	(0.2)
Other non-amortizable intangibles, Ending balance	679.8	17.4
Goodwill and other intangibles total, Beginning balance	56.3	55.5
Goodwill and other intangibles total, Intangibles purchased		1.1
Goodwill and other intangibles total, Intangibles disposed
Goodwill and other intangibles total, Foreign currency translation effects	2.0	(0.3)
Goodwill and other intangibles total, Ending balance	1,139.7	56.3
PLG [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill, Intangibles purchased	419.6
Other non-amortizable intangibles, Intangibles purchased	661.8
Goodwill and other intangibles total, Intangibles purchased	$ 1,081.4